Cover	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2023
Entity File Number	000-55896
Entity Registrant Name	PINEAPPLE, INC.
Entity Central Index Key	0001654672
Entity Tax Identification Number	47-5185484
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10351 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(877)
Local Phone Number	310-7675
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	PNPL
Title of 12(g) Security	Common Stock, $0.0000001 par value
Entity Emerging Growth Company	false